Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Feb. 22, 2016
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2016